Balance Sheets - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Investments:
Fixed maturity securities available for sale, at fair value (amortized cost — $774.0 in 2018 and $802.9 in 2017)	$ 883.9	$ 993.3
Equity securities at fair value (cost — $75.6 in 2018 and $74.0 in 2017)	81.3
Equity securities at fair value (cost — $75.6 in 2018 and $74.0 in 2017)		86.4
Commercial mortgage loans on real estate, at amortized cost	54.6	78.7
Policy loans	6.0	6.7
Other investments	45.0	39.7
Total investments	1,070.8	1,204.8
Cash and cash equivalents	5.4	2.5
Reinsurance recoverables	3,323.2	3,424.5
Accrued investment income	12.0	12.5
Other assets	51.0	51.2
Assets held in separate accounts	1,445.5	1,644.6
Total assets	5,907.9	6,340.1
Liabilities
Future policy benefits and expenses	2,914.1	2,992.9
Unearned premiums	49.9	54.5
Claims and benefits payable	1,190.5	1,266.1
Deferred gain on disposal of businesses	51.2	104.8
Accounts payable and other liabilities	64.2	70.2
Liabilities related to separate accounts	1,445.5	1,644.6
Total liabilities	5,715.4	6,133.1
Commitments and contingencies (Note 12)
Stockholder's equity
Common stock, par value $5 per share, 1,000,000 shares authorized, issued, and outstanding	5.0	5.0
Additional paid-in capital	55.9	55.9
Retained earnings	49.3	17.9
Accumulated other comprehensive income	82.3	128.2
Total stockholder's equity	192.5	207.0
Total liabilities and stockholder's equity	$ 5,907.9	$ 6,340.1